Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical information
Net sales	€ 23,315	€ 22,563	€ 23,147
Non-current assets	10,724	10,595
FINLAND
Geographical information
Net sales	1,552	1,556	1,698
Non-current assets	1,477	1,462
UNITED STATES
Geographical information
Net sales	6,609	6,204	5,991
Non-current assets	5,505	5,818
CHINA
Geographical information
Net sales	1,506	1,754	2,082
Non-current assets	400	350
INDIA
Geographical information
Net sales	1,348	1,629	1,455
Non-current assets	178	122
FRANCE
Geographical information
Net sales	1,229	1,179	1,295
Non-current assets	1,997	1,938
Other countries
Geographical information
Net sales	11,071	10,241	€ 10,626
Non-current assets	€ 1,167	€ 905